Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Money Market Fund, Inc))	0 Months Ended
	Oct. 28, 2011
Class A
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver and Expense Reimbursement	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%
Class Y
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%
Fee Waiver and Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.31%

[1]	The Fund's investment adviser has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. That undertaking may be amended or withdrawn after one year from the date of this prospectus.